NEV
Nuveen Enhanced Municipal Value Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 132.2%
	MUNICIPAL BONDS – 132.2%
	Alabama – 0.4%
$1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%, 10/01/48 – AGM Insured	10/23 at 102.00	AA	$1,544,103
	Arizona – 1.6%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 14.741%, 7/01/36, 144A (IF) (4)	1/22 at 100.00	AA-	2,009,574
1,030	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.600%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,111,359
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	35,718
1,480	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB-	1,612,031
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32	No Opt. Call	A3	66,319
1,413	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	3/20 at 100.00	N/R	1,412,873
5,593	Total Arizona			6,247,874
	Arkansas – 0.6%
2,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	2,159,780
	California – 9.4%
180	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37	10/26 at 100.00	BBB+	214,326
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (4)	10/29 at 100.00	AA-	10,299,300
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
300	22.030%, 8/15/26 (Pre-refunded 8/15/20), 144A (IF) (4)	8/20 at 100.00	AA- (5)	338,139
1,700	22.030%, 8/15/26 (Pre-refunded 8/15/20), 144A (IF) (4)	8/20 at 100.00	AA- (5)	1,916,121
3,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	3,931,378
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (5)	445,380

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
$2,445	15.170%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	Aa3	$4,148,700
1,250	15.182%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	Aa3	2,121,763
5,240	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	2/20 at 20.46	CCC-	938,327
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2015-XF2046, 27.647%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (4)	7/21 at 100.00	Aaa	3,712,800
225	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 2.730%, 11/15/27 (3-Month LIBOR *67% reference rate + 1.450% spread) (6)	No Opt. Call	A+	230,488
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc, Tender Option Bond Trust 2016-XL0022, 20.017%, 9/01/42, 144A (IF) (4)	9/21 at 100.00	Aa3	2,114,432
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010A, 5.000%, 5/15/31	5/20 at 100.00	AA	531,221
1,080	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (5)	1,180,462
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (5)	1,275,395
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37 (Pre-refunded 6/30/20)	6/20 at 100.00	N/R (5)	255,430
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (5)	528,405
700	6.750%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (5)	741,489
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	529,020
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (5)	382,262
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	A+ (5)	1,124,201
35,465	Total California			36,959,039
	Colorado – 3.0%
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	860,955
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	286,588
820	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49 (UB) (4)	8/29 at 100.00	BBB+	911,947
26	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 3/01/20 (7), (8)	No Opt. Call	N/R	—

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$250	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 5.500%, 4/01/22 (AMT) (7), (8)	No Opt. Call	N/R	$42,390
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	1,807,320
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A+	616,683
4,030	6.500%, 11/15/38	No Opt. Call	A+	6,362,443
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	829,230
11,416	Total Colorado			11,717,556
	Connecticut – 0.1%
534	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (5)	539,062
	District of Columbia – 0.4%
1,355	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc, Series 2011, 6.375%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (5)	1,429,823
	Florida – 6.2%
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	1,071,360
325	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	347,038
150	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	165,750
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 5.625%, 6/01/33	6/23 at 100.00	BBB-	2,151,600
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 7.500%, 6/15/33	6/21 at 100.00	B+	1,062,550
5,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	4/20 at 105.00	N/R	5,056,250
	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children's Hospital, Series 2010A:
735	6.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (5)	752,868
265	6.000%, 8/01/30	8/20 at 100.00	A	270,978
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1:
1,285	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (5)	1,322,908
340	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	350,030
1,500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.375%, 10/01/40	10/20 at 100.00	AA	1,543,635

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
$1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	$439,060
4,200	0.000%, 10/01/47	10/29 at 52.89	BBB+	1,640,352
1,250	0.000%, 10/01/48	10/29 at 50.96	BBB+	469,200
1,000	0.000%, 10/01/49	10/29 at 49.08	BBB+	360,580
2,000	0.000%, 10/01/50	10/29 at 47.17	BBB+	691,160
5,000	0.000%, 10/01/52	10/29 at 43.62	BBB+	1,592,650
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,084,550
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,146,280
205	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	233,386
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (9)	5/22 at 100.00	N/R	83,318
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	3/20 at 100.00	N/R	1
350	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (9)	3/20 at 100.00	N/R	306,460
215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (9)	3/20 at 100.00	N/R	154,525
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	3/20 at 100.00	N/R	2
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,131,538
33,365	Total Florida			24,428,029
	Georgia – 3.8%
285	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29	1/28 at 100.00	N/R	313,893
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30 (UB)	1/21 at 100.00	AA	12,471,000
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	1,280,413
90	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	96,944
260	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A+	324,750
285	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (AMT)	1/28 at 100.00	N/R	314,851
14,170	Total Georgia			14,801,851

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 5.8%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$195	5.000%, 11/15/33	11/25 at 100.00	BB	$225,229
1,805	5.000%, 11/15/34	11/25 at 100.00	BB	2,081,526
1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,845,501
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	551,225
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/28 (UB) (4)	12/26 at 100.00	BB	2,999,000
1,750	5.000%, 12/01/30 (UB) (4)	12/26 at 100.00	BB	2,081,538
2,500	5.000%, 12/01/32 (UB) (4)	12/26 at 100.00	BB	2,957,600
1,750	5.000%, 12/01/34 (UB) (4)	12/26 at 100.00	BB	2,062,918
6,000	5.000%, 12/01/46 (UB) (4)	12/26 at 100.00	BB	6,908,820
1,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	1,176,780
19,760	Total Guam			22,890,137
	Illinois – 20.6%
1,645	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	1,672,537
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	6,073,350
2,255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB	2,554,870
520	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	12/20 at 100.00	BB	535,018
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	1,645,494
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,000	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	951,900
1,000	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	841,270
2,165	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A+	2,556,778
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,162,080
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
320	5.000%, 1/01/23	1/22 at 100.00	BBB+	340,739
160	5.000%, 1/01/25	1/22 at 100.00	BBB+	170,995
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470	5.000%, 1/01/24	No Opt. Call	BBB+	3,891,640
350	5.000%, 1/01/29	1/26 at 100.00	BBB+	406,599
770	5.000%, 1/01/38	1/26 at 100.00	BBB+	874,782
10,125	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/44 (UB) (4)	1/29 at 100.00	BBB+	11,899,103

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series 2005, 6.000%, 12/01/24 – AGM Insured	12/21 at 100.00	AA	$2,174,760
3,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB	3,079,620
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
1,540	15.543%, 9/01/38, 144A (IF) (4)	9/22 at 100.00	AA+	2,064,740
1,605	19.043%, 9/01/38, 144A (IF) (4)	9/22 at 100.00	AA+	2,287,205
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010:
355	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	360,148
645	6.125%, 5/15/27	5/20 at 100.00	BBB-	651,727
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
690	15.657%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	923,186
150	15.657%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	197,739
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA-	1,009,420
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121, 23.775%, 8/15/41 – AGM Insured, 144A (IF) (4)	8/21 at 100.00	AA	611,192
20,830	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (4)	No Opt. Call	BBB	25,052,449
1,380	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB	1,544,744
950	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50 (WI/DD, Settling 3/17/20)	12/29 at 100.00	BBB	1,046,605
8,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured	No Opt. Call	AA	2,626,000
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	1,067,280
190	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B+	197,399
74,905	Total Illinois			80,471,369
	Indiana – 2.6%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.625%, 10/01/29	3/20 at 100.00	B	1,397,497
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/35 (AMT)	7/23 at 100.00	A-	1,662,255
4,375	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 3.840%, 2/01/54 (UB) (4)	2/29 at 100.00	AAA	4,714,675
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	2,211,080
9,270	Total Indiana			9,985,507

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 0.3%
$155	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	$172,308
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	B+	1,080,331
1,150	Total Iowa			1,252,639
	Kansas – 2.4%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc, Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	BBB	3,024,600
2,725	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019, 5.000%, 3/01/49	3/29 at 100.00	BBB	3,265,694
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	1,711,200
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,327,106
10,420	Total Kansas			9,328,600
	Kentucky – 0.9%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series 2013, 5.700%, 8/01/39 – AGM Insured	8/23 at 100.00	AA	1,122,560
2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	2,207,200
3,000	Total Kentucky			3,329,760
	Louisiana – 6.6%
500	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	552,495
2,585	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B, 4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	3,038,926
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 4.375%, 2/01/39	2/24 at 100.00	AA-	2,174,460
1,215	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/33 – AGM Insured	10/25 at 100.00	AA	1,434,636
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,172,320
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Lafayette General Medical Center Project, Refunding Series 2010, 5.500%, 11/01/40	5/20 at 100.00	BBB+	2,017,540
1,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56	7/26 at 100.00	A	1,150,690
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	3,459,707
2,305	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	12/21 at 100.00	N/R	2,474,072
985	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.250%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	1,056,718

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
$2,835	0.000%, 10/01/31 (9)	No Opt. Call	Baa1	$3,010,997
1,775	0.000%, 10/01/36 (9)	10/33 at 100.00	Baa1	1,904,823
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, 14.703%, 5/01/39 (Pre-refunded 5/01/20), 144A (IF)	5/20 at 100.00	AA- (5)	1,211,262
1,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A	1,166,910
23,670	Total Louisiana			25,825,556
	Massachusetts – 1.3%
1,800	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/34	10/26 at 100.00	Baa2	2,117,646
800	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/47	7/26 at 100.00	BBB-	917,088
1,065	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	1,143,288
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	2/20 at 100.00	AA	625,606
275	Massachusetts Housing Finance Agency, Housing Bonds, Series 2010C, 5.000%, 12/01/30 (AMT)	6/20 at 100.00	AA	277,775
4,565	Total Massachusetts			5,081,403
	Michigan – 0.0%
10	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%, 7/01/34 – NPFG Insured	3/20 at 100.00	A2	10,030
	Missouri – 0.3%
1,095	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.900%, 11/01/29	11/25 at 100.00	N/R	1,142,468
55	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36	3/27 at 100.00	BBB-	64,044
1,150	Total Missouri			1,206,512
	Montana – 0.8%
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
1,255	5.000%, 7/01/29	7/28 at 100.00	BBB	1,509,301
1,235	5.000%, 7/01/30	7/28 at 100.00	BBB	1,476,529
2,490	Total Montana			2,985,830
	Nebraska – 0.6%
2,150	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	2,332,578

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 11.2%
$2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	A-	$2,929,350
795	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (4)	6/25 at 100.00	A-	909,933
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, 5.000%, 6/15/43	12/28 at 100.00	A-	2,375,620
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	1,075,250
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	1,805,067
2,155	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/37 (AMT)	10/27 at 100.00	Ba1	2,544,214
645	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/26	2/20 at 100.00	Aaa	645,497
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (4)	No Opt. Call	A-	12,446,600
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/34 (UB) (4)	12/28 at 100.00	A-	18,246,300
755	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	865,479
46,500	Total New Jersey			43,843,310
	New York – 7.2%
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St John Fisher College, Series 2011, 6.000%, 6/01/34	6/21 at 100.00	A-	1,064,800
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	3/20 at 100.00	BBB	1,011,910
580	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	645,488
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	564,145
15,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire State Development Bidding Group 3, Series 2019A, 3.000%, 3/15/49 (UB) (4)	9/29 at 100.00	Aa1	15,560,550
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,000	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	4,377,640
2,105	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	2,390,417
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eight Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	275,931
2,150	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,208,222
26,600	Total New York			28,099,103

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.5%
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019:
$1,000	4.000%, 1/01/55	1/30 at 100.00	Aa1	$1,116,580
875	4.000%, 1/01/55 – AGM Insured	1/30 at 100.00	AA	985,941
1,875	Total North Carolina			2,102,521
	Ohio – 11.3%
99,235	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	2/20 at 14.32	N/R	7,457,510
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
6,000	5.750%, 6/01/34	2/20 at 100.00	CCC+	6,027,540
8,000	5.875%, 6/01/47	2/20 at 100.00	B-	8,034,400
375	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/44	12/29 at 100.00	BBB-	450,060
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	773,490
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/40 (UB) (4)	5/25 at 100.00	AA+	11,566,100
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 5.750%, 11/15/31 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (5)	3,255,270
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB-	1,006,370
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	5,700,000
134,370	Total Ohio			44,270,740
	Oklahoma – 1.7%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
440	5.000%, 8/15/38	8/28 at 100.00	Baa3	531,538
5,000	5.500%, 8/15/52	8/28 at 100.00	Baa3	6,098,550
5,440	Total Oklahoma			6,630,088
	Pennsylvania – 8.2%
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B+	1,573,050
530	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (8)	No Opt. Call	N/R	568,425
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	1,900,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
$4,000	5.000%, 6/01/32 (UB) (4)	6/28 at 100.00	A1	$4,990,640
2,260	5.000%, 6/01/33 (UB) (4)	6/28 at 100.00	A1	2,812,367
1,275	5.000%, 6/01/34 (UB) (4)	6/28 at 100.00	A1	1,582,326
1,080	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 15.680%, 8/01/24 (Pre-refunded 8/01/20), 144A (IF) (4)	8/20 at 100.00	N/R (5)	1,166,249
950	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	3/20 at 100.00	BBB+	967,005
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	1,224,048
1,975	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	AA	2,266,984
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa3	152,231
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,242,870
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E:
3,530	6.000%, 12/01/30	12/27 at 100.00	A	4,573,256
2,000	6.375%, 12/01/38	12/27 at 100.00	A	2,644,400
4,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Sciences in Philadelphia, Series 2017, 5.000%, 11/01/47 (UB) (4)	5/27 at 100.00	Baa1	4,611,200
27,430	Total Pennsylvania			32,275,051
	Puerto Rico – 2.2%
75,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.000%, 5/15/57	3/20 at 6.18	N/R	4,044,750
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.884%, 7/01/27	No Opt. Call	C	940,000
1,500	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	3/20 at 100.00	A+	1,630,725
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	2,176,360
79,500	Total Puerto Rico			8,791,835
	South Carolina – 2.3%
7,500	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (4)	12/26 at 100.00	A	8,862,450
	Tennessee – 0.3%
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	1,035,130

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	$176,416
1,155	Total Tennessee			1,211,546
	Texas – 3.2%
80	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A, 5.000%, 6/15/46	6/21 at 100.00	BB	81,528
150	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	158,991
825	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B3	762,523
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust 2016-XF2220, 20.326%, 9/01/41 (Pre-refunded 9/01/21), 144A (IF)	9/21 at 100.00	N/R (5)	2,442,996
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 7.250%, 12/15/47 (8)	12/21 at 100.00	N/R	662,500
1,675	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48	9/27 at 100.00	Aaa	1,854,359
390	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A2	463,472
805	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/55 (AMT)	12/25 at 100.00	Baa3	913,240
3,600	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/50 (AMT)	12/25 at 100.00	Baa3	4,097,088
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34	6/20 at 100.00	Baa3	1,023,380
11,325	Total Texas			12,460,077
	Utah – 0.3%
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB	1,013,090
	Vermont – 0.7%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,000	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,045,930
1,760	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,842,826
2,760	Total Vermont			2,888,756
	Virginia – 3.4%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 – AGC Insured	No Opt. Call	A-	6,137,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/20 at 100.00	B-	$2,018,600
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E, 4.150%, 12/01/49	12/27 at 100.00	AA+	2,768,625
1,155	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,338,922
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	1,096,921
16,665	Total Virginia			13,360,868
	Washington – 3.1%
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/31 (AMT) (UB) (4)	4/26 at 100.00	Aa2	6,022,600
3,155	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/27	12/26 at 100.00	Baa2	3,764,609
155	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	2/20 at 100.00	N/R	155,278
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	2,065,380
10,310	Total Washington			12,007,867
	West Virginia – 0.1%
750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.500%, 10/01/38 (8)	2/20 at 100.00	N/R	412,500
	Wisconsin – 8.2%
25	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	26,308
170	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	173,142

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$69	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$2,461
68	0.000%, 1/01/47, 144A	No Opt. Call	N/R	2,379
68	0.000%, 1/01/48, 144A	No Opt. Call	N/R	2,373
67	0.000%, 1/01/49, 144A	No Opt. Call	N/R	2,351
67	0.000%, 1/01/50, 144A	No Opt. Call	N/R	2,267
73	0.000%, 1/01/51, 144A	No Opt. Call	N/R	2,486
1,874	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	1,676,240
72	0.000%, 1/01/52, 144A	No Opt. Call	N/R	2,417
71	0.000%, 1/01/53, 144A	No Opt. Call	N/R	2,383
71	0.000%, 1/01/54, 144A	No Opt. Call	N/R	2,344
70	0.000%, 1/01/55, 144A	No Opt. Call	N/R	2,302
69	0.000%, 1/01/56, 144A	No Opt. Call	N/R	2,274
68	0.000%, 1/01/57, 144A	No Opt. Call	N/R	2,234
67	0.000%, 1/01/58, 144A	No Opt. Call	N/R	2,189
67	0.000%, 1/01/59, 144A	No Opt. Call	N/R	2,171
67	0.000%, 1/01/60, 144A	No Opt. Call	N/R	2,122
66	0.000%, 1/01/61, 144A	No Opt. Call	N/R	2,066
65	0.000%, 1/01/62, 144A	No Opt. Call	N/R	2,034
64	0.000%, 1/01/63, 144A	No Opt. Call	N/R	1,995
64	0.000%, 1/01/64, 144A	No Opt. Call	N/R	1,978
63	0.000%, 1/01/65, 144A	No Opt. Call	N/R	1,929
62	0.000%, 1/01/66, 144A	No Opt. Call	N/R	1,836
808	0.000%, 1/01/67, 144A	No Opt. Call	N/R	22,557
160	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.200%, 12/01/37	12/27 at 100.00	BBB-	191,624
2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB-	3,240,876
1,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A, 0.000%, 12/15/31	No Opt. Call	AA	787,250
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	1,016,400
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc, Series 2010B, 5.000%, 4/01/30	4/20 at 100.00	A	503,215
1,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc Obligated Group, Tender Option Bond Trust 2015-XF0118, 13.965%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	AA	1,530,495

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
$10,000	5.000%, 11/15/35 (UB) (4)	5/26 at 100.00	AA+	$12,015,300
5,000	5.000%, 11/15/36 (UB) (4)	5/26 at 100.00	AA+	5,995,550
3,000	5.000%, 11/15/39 (UB) (4)	5/26 at 100.00	AA+	3,557,160
25	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/28 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	30,262
1,090	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	1,188,961
30,265	Total Wisconsin			32,001,931
	Wyoming – 0.6%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, LLC - University of Wyoming Project, Series 2011:
710	6.250%, 7/01/31	7/21 at 100.00	BBB	744,471
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,672,688
2,310	Total Wyoming			2,417,159
$663,543	Total Long-Term Investments (cost $471,398,535)			517,175,930
	Floating Rate Obligations – (32.6)%			(127,412,000)
	Other Assets Less Liabilities – 0.4%			1,504,129
	Net Assets Applicable to Common Shares – 100%			$391,268,059
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$517,133,540	$42,390	$517,175,930

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.